INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 22,581	$ 19,764
Work in progress	423	194
Finished products	38,394	30,669
Inventories, Net	61,398	50,627
Inventory write-off	1,907	$ 2,919	$ 4,836
Outstanding inventory purchase orders	$ 63,859